Operating Segment Information - Schedule of Analysis of the Group's Results by Reportable Segment (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Asset Management [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		$ 126,371		$ 111,691		$ 53,709
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,009,065)		2,891,150		1,731,831
Gain (Loss) on certificate liabilities		802,747		(2,910,985)		(1,703,465)
Other operating gain		206,318		19,835		(28,366)
Total gains/(losses) from operations
Total revenues, gains/(losses) from operations	[1]	126,371		111,691		53,709
Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	[2]	(15,434)		(9,621)		(3,994)
Salaries and employee benefits	[2]	(6,859)		(3,016)		(1,952)
Professional fees	[2]	(2,254)		(1,310)		(1,230)
Marketing expenses	[2]	(2,637)		(3,593)		(1,716)
Technology expense	[2]	(1,089)
Allowance for credit losses	[2]
Other general and administrative expenses		(1,873)	[2]	(753)	[2]	(449)	[3]
XBT/ETP Pricing differential			[4]		[4]
Segment EBITDA		96,225		93,398		44,368
Share based compensation
Depreciation and amortization		(2,188)
Income from sale of FTX claim
Interest income		598
Interest expense		(2,601)
Gain (Loss) on treasury digital assets
Fair value gain on investments, net of impairment of equity method investment
XBT/ETP Pricing differential
Income/(loss) before income taxes		92,034		93,398		44,368
Capital Markets [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		39,306		43,849		34,002
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		31,038		37,663		7,367
Gain (Loss) on certificate liabilities		(4,584)		(14,588)		341
Other operating gain		5,698		(1)		(422)
Total gains/(losses) from operations		32,152		23,074		7,286
Total revenues, gains/(losses) from operations	[1]	71,458		66,923		41,288
Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	[2]	(4,755)		(5,507)		(2,803)
Salaries and employee benefits	[2]	(5,602)		(3,195)		(2,889)
Professional fees	[2]	(1,989)		(66)		(772)
Marketing expenses	[2]	(15)		(70)
Technology expense	[2]	(907)
Allowance for credit losses	[2]	1,142		(1,902)
Other general and administrative expenses		(1,665)	[2]	(1,372)	[2]	(666)	[3]
XBT/ETP Pricing differential			[4]		[4]
Segment EBITDA		57,667		54,811		34,158
Share based compensation
Depreciation and amortization		(474)
Income from sale of FTX claim
Interest income		598
Interest expense		(2,601)
Gain (Loss) on treasury digital assets
Fair value gain on investments, net of impairment of equity method investment
XBT/ETP Pricing differential
Income/(loss) before income taxes		55,190		54,811		34,158
Other and Unallocated [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue			[5]		[6]		[6]
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(4,746)	[5]	4,597	[6]	5,605	[6]
Gain (Loss) on certificate liabilities		4,584	[5]	14,588	[6]	(341)	[6]
Other operating gain		(17)	[5]	1	[6]	422	[6]
Total gains/(losses) from operations		(179)	[5]	19,186	[6]	5,686	[6]
Total revenues, gains/(losses) from operations	[1]	(179)	[5]	19,186	[6]	5,686	[6]
Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	[2]		[5]	(81)	[6]	(295)	[6]
Salaries and employee benefits	[2]	(7,060)	[5]	(15,526)	[6]	(8,475)	[6]
Professional fees	[2]	(5,627)	[5]	(3,279)	[6]	(2,495)	[6]
Marketing expenses	[2]	(2,639)	[5]	(1,808)	[6]	(1,503)	[6]
Technology expense	[2]	(2,478)	[5]	(2,738)	[6]	(2,404)	[6]
Allowance for credit losses	[2]		[5]		[6]
Other general and administrative expenses		(2,936)	[2],[5]	(3,561)	[2],[6]	(2,513)	[3],[6]
XBT/ETP Pricing differential		(1,633)	[4],[5]	(15,760)	[4],[6]	(2,234)	[6]
Segment EBITDA		(22,373)	[5]	(23,567)	[6]	(14,233)	[6]
Share based compensation		(2,839)	[5]	(12,369)	[6]	(1,261)	[6]
Depreciation and amortization		(481)	[5]	(3,022)	[6]	(3,993)	[6]
Income from sale of FTX claim	[6]			36,816
Interest income		597	[5]	8,495	[6]	7,975	[6]
Interest expense		(2,602)	[5]	(11,355)	[6]	(8,510)	[6]
Gain (Loss) on treasury digital assets		(4,685)	[5]	3,493	[6]
Fair value gain on investments, net of impairment of equity method investment		(1,574)	[5]	923	[6]	15,732	[6]
XBT/ETP Pricing differential		1,633	[5]	15,760	[6]	2,234	[6]
Income/(loss) before income taxes		(32,503)	[5]	15,174	[6]	(2,056)	[6]
Reportable Segment [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		165,677		155,540		87,711
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(982,773)		2,933,410		1,744,803
Gain (Loss) on certificate liabilities		802,747		(2,910,985)		(1,703,465)
Other operating gain		211,999		19,835		(28,366)
Total gains/(losses) from operations		31,973		42,260		12,972
Total revenues, gains/(losses) from operations	[1]	197,650		197,800		100,683
Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	[2]	(20,189)		(15,209)		(7,092)
Salaries and employee benefits	[2]	(19,521)		(21,737)		(13,316)
Professional fees	[2]	(9,870)		(4,655)		(4,497)
Marketing expenses	[2]	(5,291)		(5,471)		(3,219)
Technology expense	[2]	(4,474)		(2,738)		(2,404)
Allowance for credit losses	[2]	1,142		(1,902)
Other general and administrative expenses		(6,474)	[2]	(5,686)	[2]	(3,628)	[3]
XBT/ETP Pricing differential		(1,633)	[4]	(15,760)	[4]	(2,234)
Segment EBITDA		131,340		124,642		64,293
Share based compensation		(2,839)		(12,369)		(1,261)
Depreciation and amortization		(3,143)		(3,022)		(3,993)
Income from sale of FTX claim				36,816
Interest income		1,793		8,495		7,975
Interest expense		(7,804)		(11,355)		(8,510)
Gain (Loss) on treasury digital assets		(4,685)		3,493
Fair value gain on investments, net of impairment of equity method investment		(1,574)		923		15,732
XBT/ETP Pricing differential		1,633		15,760		2,234
Income/(loss) before income taxes		$ 114,721		$ 163,383		$ 76,470

[1]	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Other segment items for each reportable segment include regulatory expenses, entertainment expenses, travel, and hotel expenses.
[4]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.
[5]	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
[6]	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.